Altegris Futures Evolution Strategy Fund A Series of Northern Lights Fund Trust

Class A (EVOAX) Class C (EVOCX) Class I (EVOIX) Class N (EVONX) Class Y (EVOYX)

Supplement dated April 27, 2012
to the Prospectus dated October 3, 2011, as supplemented January 25, 2012

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Subsidiary

With respect to income from the Fund’s investment in its Subsidiary, the Fund will rely upon Section 851(b) of the Internal Revenue Code of 1986, as amended (the "Code") and rules thereunder to assure compliance with the limitations of the federal tax requirements of Subchapter M of the Code.  Any references in the Fund’s Prospectus and Statement of Additional Information to the Fund’s reliance on certain private letter rulings from the Internal Revenue Service issued to other mutual funds, or the principals contained in those private letter rulings, should be disregarded.

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This Supplement, and the Prospectus and Statement of Additional Information both dated October 3, 2011, as supplemented January 25, 2012, provide relevant information for all shareholders and should be retained for future reference.  The Prospectus and Statement of Additional Information both dated October 3, 2011, as supplemented January 25, 2012, have been filed with the Securities and Exchange Commission, are incorporated by reference, and can be obtained without charge by calling 1-877-772-5838.

Altegris Macro Strategy Fund A Series of Northern Lights Fund Trust

Class A (MCRAX) Class C (MCRCX) Class I (MCRIX) Class N (MCRNX) Class Y (MCRYX)

Supplement dated April 27, 2012
to the Prospectus dated June 1, 2011

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Subsidiary

With respect to income from the Fund’s investment in its Subsidiary, the Fund will rely upon Section 851(b) of the Internal Revenue Code of 1986, as amended (the "Code") and rules thereunder to assure compliance with the limitations of the federal tax requirements of Subchapter M of the Code.  Any references in the Fund’s Prospectus and Statement of Additional Information to the Fund’s reliance on certain private letter rulings from the Internal Revenue Service issued to other mutual funds, or the principals contained in those private letter rulings, should be disregarded.

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This Supplement, and the Prospectus and Statement of Additional Information both dated June 1, 2011, provide relevant information for all shareholders and should be retained for future reference.  The Prospectus and the Statement of Additional Information both dated June 1, 2011 have been filed with the Securities and Exchange Commission, are incorporated by reference, and can be obtained without charge by calling 1-877-772-5838.

Altegris Managed Futures Strategy Fund A Series of Northern Lights Fund Trust

Class A (MFTAX) Class C (MFTCX) Class I (MFTIX)

Supplement dated April 27, 2012
to the Prospectus dated November 1, 2011

Effective as of the date of this supplement, the Fund’s adviser has amended the Expense Limitation Agreement with the Fund to reduce the expense cap for Class A, Class C and Class I shares of the Fund to the levels described below and to extend the term of the expense caps to October 31, 2013.

The following pages replace the Fees and Expenses of the Fund table and the Fee Waiver table in the Prospectus.  Any contrary information in the Prospectus and Statement of Additional Information should be disregarded.

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The following Supplement pages, and the Prospectus and Statement of Additional Information both dated November 1, 2011, provide relevant information for all shareholders and should be retained for future reference.  The Prospectus and Statement of Additional Information both dated November 1, 2011, have been filed with the Securities and Exchange Commission, are incorporated by reference, and can be obtained without charge by calling 1-877-772-5838.

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FEES AND EXPENSES OF THE FUND:  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	1.00%	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None	None	None
Redemption Fee (as a % of amount redeemed, if sold within 30 days)	1.00%	1.00%	1.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.50%	1.50%	1.50%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.00%
Other Expenses (1)	2.15%	2.17%	2.13%
Total Annual Fund Operating Expenses	3.90%	4.67%	3.63%
Fee Waiver (2)	(0.14)%	(0.15)%	(0.13)%
Total Annual Fund Operating Expenses After Fee Waiver	3.76%	4.52%	3.50%

(1) "Other Expenses" include both the expenses of the Fund’s consolidated wholly-owned subsidiary ("Subsidiary"), and also the expenses incurred by the commodity pools in which the Subsidiary invests ("Underlying Pools"), as reflected in the Fund’s consolidated financial statements for the most recently completed fiscal year. Underlying Pools may pay management fees and/or incentive fees to the Commodity Trading Advisors (CTAs) with whom they contract.  0.80% of the Other Expenses are attributable to management fees paid by the Underlying Pools. 0.87% of the Other Expenses are attributable to performance-based incentive fees paid by the Underlying Pools.  As of March 31, 2012, the aggregate weighted average management fee and weighted average performance fee of the Underlying Pools in which the Subsidiary invested were 0.75% of nominal trading level and 21.75% of trading profits, respectively. Positive performance of an Underlying Pool will have the effect of increasing Other Expenses to the extent that a CTA earns performance fees.  An explanation of nominal trading level can be found in the "Additional Information about Underlying Pools" section of this Prospectus.

(2) The Fund’s adviser has contractually agreed to reduce its fees and to reimburse expenses of the Fund until at least October 31, 2013, to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies or Underlying Pools in which the Fund may invest, or extraordinary expenses such as litigation) will not exceed 1.90%, 2.65% and 1.65% of average daily net assets attributable to Class A, Class C and Class I shares, respectively.  These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits.  This agreement may be terminated only by the Fund’s Board of Trustees, on 60 days’ written notice to the adviser.  A "Fee Waiver" table can be found in the "Management" section of this Prospectus.

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FEE WAIVER

The Fund’s adviser has contractually agreed to reduce its fees and/or absorb certain expenses of the Fund, until at least October 31, 2013, to ensure that total annual Fund operating expenses after fee waiver and/or reimbursement (exclusive of any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, expenses of the Underlying Pools or extraordinary expenses such as litigation) will not exceed certain levels.  Waived fees and reimbursed expenses are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits.  This agreement may be terminated only by the Fund’s Board of Trustees, on 60 days’ written notice to the adviser.  Because the expense limitations are not applicable to all expenses of the Fund, the following table is provided to illustrate the fee waivers and its effect on the Fund’s operating expenses for the most recently completed fiscal year.

Fee Waiver Table

	Class A	Class C	Class I
Fund Expenses Excluding Underlying Pool Expenses (1)	2.04%	2.80%	1.78%
Fee Waiver	(0.14)%	(0.15)%	(0.13)%
Fund Expenses As Limited by Fee Waiver	1.90%	2.65%	1.65%
Underlying Pool Fees and Expenses (2)	1.86%	1.87%	1.85%
Total Annual Fund Operating Expenses After Fee Waiver including Underlying Pool Expenses(3)	3.76%	4.52%	3.50%

(1) Fund expenses as illustrated in this table include the expenses of the Fund and the Fund’s consolidated wholly-owned subsidiary ("Subsidiary") as reflected in the Fund’s consolidated financial statements for the most recently completed fiscal year, which are included in the expense cap, but exclude the expenses of Underlying Pools in which the Fund may invest, which are not included in the expense cap.

(2) The fees and expenses incurred by Underlying Pools in which the Subsidiary invests, as reflected in the Fund’s consolidated financial statements for the most recently completed fiscal year. Underlying Pools may pay management fees and/or incentive fees to the Commodity Trading Advisors (CTAs) with whom they contract.  0.80% of the Other Expenses are attributable to management fees paid by the Underlying Pools. 0.87% of the Other Expenses are attributable to performance-based incentive fees paid by the Underlying Pools.  As of March 31, 2012, the aggregate weighted average management fee and weighted average performance fee of the Underlying Pools in which the Subsidiary invested were 0.75% of nominal trading level and 21.75% of trading profits, respectively. Positive performance of an Underlying Pool will have the effect of increasing Underlying Pool Fees and Expenses to the extent that a CTA earns performance fees. More information regarding the Subsidiary and investments made in Underlying Pools to pursue the Fund’s Managed Futures strategy can be found in the "Principal Investment Strategies" section of this Prospectus. An explanation of nominal trading level can be found in the "Additional Information about Underlying Pools" section of this Prospectus.

(3) Fee waiver and reimbursement arrangements can decrease the Fund’s expenses and boost its performance.